Annual Total Returns- Vanguard Balanced Index Fund (Institutional) [BarChart] - Institutional - Vanguard Balanced Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.31%	11.51%	18.11%	10.00%	0.52%	8.81%	13.86%	(2.82%)	21.79%	16.41%